iShares®

iShares Trust

iShares, Inc.

Supplement dated January 5, 2016

to the Summary Prospectuses, Prospectuses and

Statements of Additional Information (“SAI”s) for the

iShares 0-5 Year Investment Grade Corporate Bond ETF (SLQD),

iShares 20+ Year Treasury Bond ETF (TLT),

iShares Asia 50 ETF (AIA),

iShares Core MSCI Total International Stock ETF (IXUS),

iShares Global Infrastructure ETF (IGF),

iShares Morningstar Mid-Cap Value ETF (JKI),

iShares MSCI Brazil Small-Cap ETF (EWZS),

iShares MSCI China ETF (MCHI),

iShares MSCI EAFE Small-Cap ETF (SCZ),

iShares MSCI Eurozone ETF (EZU) and

iShares MSCI New Zealand Capped ETF (ENZL)

(each, a “Fund” and together, the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and the SAI for each Fund.

Effective on or around February 2, 2016, the iShares 0-5 Year Investment Grade Corporate Bond ETF, iShares 20+ Year Treasury Bond ETF, iShares Asia 50 ETF, iShares Core MSCI Total International Stock ETF, iShares Global Infrastructure ETF, iShares Morningstar Mid-Cap Value ETF, iShares MSCI Brazil Small-Cap ETF, iShares MSCI China ETF, iShares MSCI EAFE Small-Cap ETF and iShares MSCI New Zealand Capped ETF will transfer their primary listings to The NASDAQ Stock Market and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to The NASDAQ Stock Market and NASDAQ, respectively.

Effective on or around February 2, 2016, the iShares MSCI Eurozone ETF will transfer its primary listing to BATS Exchange, Inc. and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in the Fund’s Summary Prospectus, Prospectus and SAI to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Fund are hereby changed to BATS Exchange, Inc. and BATS, respectively.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.
IS-A-SUPP-010516

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